The Advisors’ Inner Circle Fund II

Statement of Certification

Pursuant to Rule 497(j)

The Advisors’ Inner Circle Fund II (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated April 22, 2024 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 299 to the Trust’s Registration Statement on Form N-1A (File Nos. 033-50718 and 811-07102), which was filed electronically on April 22, 2024 (Accession No. 0001398344-24-007433).

The Advisors’ Inner Circle Fund II

By:	/s/ Matthew M. Maher
Matthew M. Maher

Title:	Vice President and Secretary

Date:	April 24, 2024